Business Segments (Narrative) (Detail) ¥ in Billions	12 Months Ended
	Mar. 31, 2022 segment	Mar. 31, 2021 JPY (¥)	Mar. 31, 2020 JPY (¥)
Segment Reporting Information [Line Items]
Number of operating segments | segment	7
Business plan, term	3 years
Operating Segments | Global Corporate & Investment Banking Business Group | Customer business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		¥ (5.1)	¥ (9.0)
Operating Segments | Global Commercial Banking Business Group | Customer business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		(2.0)	(0.2)
Operating Segments | Retail & Commercial Banking Business Group | Customer business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		191.8	217.0
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		0.5	3.5
Operating Segments | Global Markets Business Group
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		0.7	2.9
Operating Segments | Asset Management & Investor Services Business Group | Customer business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		2.8	2.1
Other
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		¥ (15.6)	¥ (4.2)